Commitments and Pledges - Additional Information (Details) € in Millions		6 Months Ended	12 Months Ended
	Jun. 30, 2021 vessel	Nov. 22, 2022 vessel	Dec. 31, 2025 EUR (€) vessel borrower
Commitments and pledges
Outstanding guarantee | €			€ 253
P-Class vessels
Commitments and pledges
Number of newbuilds	2
A-Class vessels
Commitments and pledges
Number of newbuilds		2
M-Class vessels
Commitments and pledges
Number of newbuilds			2
Green Corporate Facility - Guarantee | Wind Orca, Wind Osprey, Wind Scylla and Wind Zaratan Vessels
Commitments and pledges
Vessels pledged as security | €			€ 603
P-Class Facility
Commitments and pledges
Number of subsidiaries along with whom the company entered in to the facility | borrower			2
Threshold minimum percentage of voting and/or ordinary shares considered as change of control (as percent)			25.00%